CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Depreciation	$ 167,894	$ 103,261
Filing and regulatory fees	305,676	271,405
Office and administration	656,264	598,300
Professional fees	368,106	371,168
Share-based payments	1,547,703	1,240,229
Shareholder communication and travel	801,100	778,266
Wages and benefits	1,785,624	1,807,788
CORPORATE EXPENSES	5,632,367	5,170,417
Foreign exchange loss	11,528	11,153
Interest income	(584,512)	(207,960)
Flow-through premium recovery	(759,525)	(897,283)
Unrealized loss (gain) on marketable securities	694,320	(367,440)
LOSS AND COMPREHENSIVE LOSS	$ (4,994,178)	$ (3,708,887)
Basic loss per share (in dollars per share)	$ 0.03	$ 0.03
Diluted loss per share (in dollars per share)	$ 0.03	$ 0.03
Weighted average number of common shares outstanding	151,531,445	144,266,435